Document And Entity Information	3 Months Ended
	Mar. 31, 2015	May 12, 2015
Document Information [Line Items]
Entity Registrant Name	Cypress Energy Partners, L.P.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001587246
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Subordinated Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,913,000
Common Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,916,634